Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Consolidated Statements of Comprehensive Loss [Abstract]
LOSS FOR THE YEAR	$ (3,724)	$ (2,108)	$ (1,866)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS
EXCHANGE DIFFERENCES ON TRANSLATION OF FOREIGN OPERATIONS	(429)	559	255
EXCHANGE DIFFERENCES ON TRANSLATION OF FOREIGN OPERATIONS RECLASSIFIED TO PROFIT OR LOSS	(15)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS
EXCHANGE DIFFERENCES ON TRANSLATION TO PRESENTATION CURRENCY	1,345	(630)	(462)
OTHER COMPREHENSIVE LOSS FOR THE YEAR	901	(71)	(207)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(2,823)	(2,179)	(2,073)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR IS ATTRIBUTABLE TO:
THE PARENT COMPANY SHAREHOLDERS	(2,795)	(2,170)	(1,924)
NON-CONTROLLING INTERESTS	(28)	(9)	(149)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (2,823)	$ (2,179)	$ (2,073)